OTHER CURRENT FINANCIAL ASSETS - Schedule of interest rates on maturities of time deposits (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	5.00%
Minimum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months		6.00%
Minimum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	1.35%	1.38%
Maximum | Rupiah
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months		7.00%
Maximum | Foreign currency
OTHER CURRENT FINANCIAL ASSETS
Interest rate of time deposits with maturities greater than three months	2.18%	1.64%